Summary of Significant Accounting Policies (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents Maximum Maturity Term			90 days
Number of Major Customers			2	2
Accounts Receivable Length of Collection Period			60 days
Notes Payable, Related Parties (in Dollars)	$ 5,372,743		$ 5,372,743
Related Party Transaction, Rate	6.00%		6.00%
Notes Payable, Fair Value Disclosure (in Dollars)	4,621,186		4,545,620	4,253,362
Debt Instrument, Interest Rate, Stated Percentage			18.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	26,726,924	14,436,697	15,162,069	14,390,697
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years		4 years
Debt Instrument, Unamortized Discount	2,000,000
Notes Payable, Related Parties	5,372,743		5,372,743
Notes Payable, Fair Value Disclosure	4,621,186		4,545,620	4,253,362
Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life			3 years
Office Equipment [Member]
Property, Plant and Equipment, Useful Life			3 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life			3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life			3 years
Vehicles [Member]
Property, Plant and Equipment, Useful Life			3 years
Software [Member]
Property, Plant and Equipment, Useful Life			2 years
Customer 1 [Member] | Sales Revenue, Goods, Net [Member]
Concentration Risk, Percentage			29.00%	35.00%
Customer 1 [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage			35.00%	23.00%
Customer 2 [Member] | Sales Revenue, Goods, Net [Member]
Concentration Risk, Percentage			20.00%	25.00%
Customer 2 [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage			6.00%	29.00%
Patents [Member]
Finite-Lived Intangible Asset, Useful Life			11 years 146 days
Secured Convertible Promissory Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage			18.00%
Convertible Debt, Current (in Dollars)			$ 438,516